Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders' Equity

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to our Company’s Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

The stockholders’ deficit at January 1, 2004 has been retroactively restated for the equivalent number of shares received in the reverse acquisition at July 14, 2004 (Note 1) after giving effect to the difference in par value with the offset to additional paid-in-capital.

In July 2004, the Company issued 1,600,000 shares of its common stock for professional services valued at $256,000, fair value.

In August 2004, the Company issued 637,500 shares of its common stock for professional services valued at $75,000, fair value.

In December 2004, the Company converted a note payable of $30,000 into 187,500 shares of common stock at a conversion price of $0.16 per share.

In April 2005, the Company issued 4,000,000 shares of its common stock in a private placement for proceeds of $1,000,000.

On May 4, 2005, the Company converted the notes payable of $499,000 into 3,118,750 shares of common stock at a conversion price of $0.16 per share. An unpaid note payable in the amount of $6,500 has been reflected as a subscription receivable. During 2006, the Company deemed this $6,500 outstanding subscription receivable to be uncollectible.

During August 2005, the Company issued 210,000 shares of common stock for professional services rendered valued at $585,500, fair value. Consulting expense of $375,500 was recognized during 2005, and at December 31, 2005, the remaining balance of $210,000 is reflected as a deferred charge on the balance sheet. During 2006, consulting expense of $210,000 was recognized. This agreement ended in May 2006.

In August 2005, in conjunction with a management services contract with a related party, the Company issued 200,000 shares of common stock valued at $584,000. Management expense of $265,455 was recognized during 2005, and at December 31, 2005, the remaining balance of $318,545 is reflected as a deferred charge in a contra-equity account. During 2006, management expense of $318,545 was recognized. This agreement ended in June 2006.

During May 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.10 in exchange for consulting services. The warrants are exercisable until May 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $113,250. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $37,000 in 2005. This warrant was cancelled during 2006.

During September 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.00 in exchange for consulting services. The warrants expire in September 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year of the agreement. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $145,100. The Company recognized consulting expense of $27,014, $36,370, $66,500 and $24,200 for the years ended December 31, 2008, 2007, 2006 and 2005 in conjunction with this agreement. These warrants expired in September 2008.

On October 15, 2005, the Company issued Stock Purchase Warrants to purchase 30,000 shares of common stock at an exercise price of $1.40 in exchange for consulting services. The warrants expire in October 2006 and are exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.15% and expected life of option of one year. The fair market value of the warrants was $15,900. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $15,900 during 2005. These warrants expired in October 2006.

In December 2005, in conjunction with a consulting contract, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share valued at $435,060, fair value. The warrants expire in December 2007 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.41% and expected life of option of two years. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $199,435, and at December 31, 2005, the remaining balance in deferred charges amounted to $235,625. The 300,000 warrants were fully exercised on December 31, 2005 for $75,000. The Company recognized $18,128 and $217,497 in consulting expense in conjunction with this agreement for the years ended December 31, 2007 and 2006, which was cancelled during 2007.

During 2006, the Company issued 850,000 shares of common stock and warrants to purchase 425,000 shares of common stock for proceeds of $425,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprise of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. In November 2007, 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock were rescinded.  As of December 31, 2008, warrants to purchase 210,000 shares of common stock were fully exercised for proceeds of $105,000, and warrants to purchase 15,000 shares expired.

During February 2006, the Company issued 300,000 shares of common stock for professional services rendered valued at $270,000, fair value. The Company recognized consulting expense of $16,875 and $118,125 and legal expense of $16,875 and $118,125 during 2007 and 2006. The contracts expired during 2007. The legal services were provided by a related party.

During May 2006, the Company issued 400,000 shares of common stock for professional services rendered valued at $620,000, fair value. The Company recognized consulting expense of $258,333 and $361,667 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During June 2006, the Company issued 25,000 shares of common stock to a related party for professional services rendered valued at $36,250, fair value. The Company recognized legal expense of $16,615 and $19,635 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During November 2006, the Company issued 60,000 shares of common stock for professional services valued at $29,400, fair value. The Company recognized investor relations expense of $25,480 and $3,920 during 2007 and 2006. The contract expired during 2007.

In June 2006, in conjunction with an addendum to an existing consulting contract effective December 2005, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share. The warrants expire in June 2008 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 186%, risk-free interest rate of 4.41% and expected life of option of two years. The fair market value of the warrants was $465,996. During 2007 and 2006, the Company recognized consulting expense of $330,948 and $135,048 in conjunction with this agreement. The contract was cancelled during 2007. The 300,000 warrants were fully exercised on March 12, 2008 for proceeds of $75,000.

During 2006, the Company cancelled a warrant issued during May 2005 to purchase 100,000 shares of the Company’s common stock at an exercise price of $2.10, and issued an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $1 per share and the same option’s expiration and vesting terms were modified during November 2006. This option expired in June 2007. The incremental cost of the modified option was $394,030 and will be expensed over the vesting terms. The Company recognized $17,589 and $406,215 as a consulting expense in 2007 and 2006, which includes $337,290 of the incremental cost of the modified option.

During February 2006, the Company awarded an employee with an option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share under the 2005 Employee Stock Option Plan. These options were valued at $217,628 using the Black-Scholes Option Pricing Formula. The employee compensation expense recognized during 2007 and 2006 is $43,757 and $22,673. In June 2007, the employee was terminated and the vesting ceased. After September 2007, the vested options expired.

During 2006, the Company recognized contributed capital of $35,624 related to the conversion of accrued interest payable.

During 2006, the Company deemed a May 2005 outstanding subscription receivable of $6,500 to be uncollectible.

During 2007, the Company issued 2,482,000 shares of common stock and warrants to purchase 1,241,000 shares of common stock for proceeds of $1,241,000 in accordance to a private placement memorandum amended December 18, 2006. Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. For the six month ending June 30, 2009, the remaining 600,000 outstanding warrants expired.

During 2007, the Company issued 1,767,540 shares of common stock and warrants to purchase 883,770 shares of common stock for proceeds of $1,060,524 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offering, up to 20 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, 416,000 and 82,770 warrants were exercised, respectively. For the year ending December 31, 2009, the remaining 385,000 outstanding warrants expired.

During 2007, as previously described, a shareholder that was issued 400,000 shares of the Company’s common stock and a warrant to purchase 200,000 shares of common stock at $0.50 per share rescinded his shares and warrant.

During February 2007, the Company issued 151,785 shares of common stock for investor relations services valued at $106,250, fair value, which was recorded as a deferred charge and amortized over one year, the term of the services contract. During 2007, the Company recognized $97,396 in investor relations expense. During 2008, the Company recognized $8,854 in investor relations expense. This contract expired in February 2008.

During February 2007, the Company terminated its then CEO. The option to purchase 56,000 shares of common stock that was recorded as deferred charges of $42,730 were not vested and were forfeited. The option to purchase 444,000 shares of common stock that were vested expired during 2007.

During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value. During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value. This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract. Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333. This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. As of December 31, 2011, warrants to purchase 400,000 shares of common stock are still outstanding.

During April 2007, the Company issued 100,000 shares of common stock for legal services to a related party valued at $35,000, fair value, to settle $29,708 of accounts payable and as payment for $5,292 of legal services incurred in April 2007.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $102,000, fair value to a related party. During 2007 the Company recognized $102,000 in investor relation expense.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $135,000, fair value. During 2007, the Company recognized $135,000 in investor relations expense.

During November 2007, the Company issued 400,000 shares of common stock under the 2007 Stock Option Plan to the acting Chief Executive Officer for services rendered valued at $288,000, fair value. The Company recognized $288,000 in consulting expense during 2007.

During March 2007, the Company issued a warrant to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $63,065 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $10,885 and $52,180. In April 2010, the warrant was exercised to purchase 100,000 shares of common stock for proceeds of $25,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000. The remaining warrant to purchase 500,000 shares of common stock is still outstanding as of December 31, 2011.

During May 2007, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $84,390 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $31,444 and $52,946. In April 2010, the warrant was exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

During October 2007, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.25 per share for accounting services rendered. The warrant was valued at $61,449 using the Black-Scholes Option Pricing Formula. The Company recognized $61,449 in accounting expense during 2007. The warrant is still outstanding as of December 31, 2011.

During October 2007, the Company issued a warrant to purchase 67,200 shares of common stock at a purchase price of $0.25 per share for consulting services rendered. The warrant was valued at $52,292 using the Black-Scholes Option Pricing Formula. During 2007, the Company recognized $52,292 in consulting expense. In October 2010, the warrant was exercised to purchase 67,200 shares of common stock for proceeds of $16,800.

During December 2007, the Company issued a warrant to purchase 25,000 shares of common stock at a purchase price of $0.50 per share for accounting services rendered. The warrant was valued at $13,646 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract, which is one year. The Company recognized $12,487 and $1,159 in consulting expense during 2008 and 2007. In June 2010, the warrant was exercised to purchase 25,000 shares of common stock for proceeds of $12,500.

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share. The options were valued at $1,045,077 using the Black-Scholes Option Pricing Formula. During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. The consulting expense recognized during 2010, 2009, 2008 and 2007 is $174,866, $199,233, $286,803 and $41,653. The options are still outstanding as of December 31, 2011.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share. The option was valued at $59,490, fair value, using the Black-Scholes Option Pricing Formula and is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $14,873, $13,582 and $30,750. For the year ending December 31, 2011 and 2010, the Company recognized $285 and $14,873 of expense. The options are still outstanding as of December 31, 2011.

During 2008, the Company issued 690,001 shares of common stock and warrants to purchase 345,001 shares of common stock for proceeds of $414,000 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offerings, up to 25 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, the warrant was partially exercised to purchase 25,834 and 20,000 shares of common stock for proceeds of $25,834 and $20,000. In April 2010, the warrant was partially exercised to purchase 282,500 shares of common stock for proceeds of $282,500. During the six month ending June 30, 2010, the remaining warrants to purchase 16,667 shares of common stock expired.

During March 2008, the Company issued a warrant to purchase 400,000 shares of common stock as an addendum to the original contract for management consulting services provided by a related party, valued at $332,000, fair value using Black-Scholes Option Pricing Formula, vesting immediately. This contract was recorded as a contra-equity deferred charges account and is amortized over one year beginning February 28, 2008, the term of the contract. For the year ending December 31, 2009 and 2008, the Company recognized $55,330 and $276,670 of management consulting expense. In January 2009, the warrant was fully exercised to purchase 400,000 shares of common stock for proceeds of $400.

During March 2008, the Company issued 100,000 shares of common stock for legal services to a related party valued at $75,000, fair value. The Company recognized $75,000 of legal expense for the year ending December 31, 2008.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered. The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. The warrant is still outstanding as of December 31, 2011.

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan. Using the Black-Scholes Option Pricing Formula, the options were valued at $296,247, fair value, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $74,061, $67,840 and $114,519. For the year ending December 31, 2011 and 2010, the Company recognized $39,829 and $74,061 of expense. The options are still outstanding as of December 31, 2011.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. The options were valued at $2,176,201, fair value, using the Black-Scholes Option Pricing Formula and are being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $643,812, $623,246 and $525,263. For the year ending December 31, 2011 and 2010, the Company recognized $383,881 and $643,812 of expense. The options are still outstanding as of December 31, 2011.

In August 2008, the Company issued 200,000 shares of common stock under the 2007 Stock Option Plan to its new Chief Executive Officer as part of the employment agreement valued at $360,000, fair value. The Company recognized $360,000 in consulting expense for the year ending December 31, 2008.

In 2008, January through August warrant holders exercised warrants to purchase 270,000 shares at $0.50 per share for proceeds of $135,000.

On October 28, 2008, the Company’s board of directors authorized the Company to raise up to $600,000 of capital through an ‘Adjusted Common Stock Offering’ to certain warrant holders. This offering provided eligible warrant holders with the opportunity to purchase four (4) shares of common stock for each dollar invested pursuant to their existing warrant agreement. As of December 31, 2008, warrants to purchase 641,080 shares of common stock were exercised with proceeds of $160,270. For the three month period ending March 31, 2009, warrants to purchase 1,279,336 shares of common stock were exercised with proceeds of $319,834. In January 2009, the term of the 2008 Adjusted Common Stock offering was extended until January 31, 2009.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $31,478, $61,346 and $6,439. For the year ending December 31, 2011 and 2010, the Company recognized $26,648 and $31,478 of expense. The options are still outstanding as of December 31, 2011.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2010 and 2009 is $0 and $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. As of December 31, 2011, options to purchase 10,000 shares of common stock are still outstanding.

During January 2009, the Company issued 100,000 shares of common stock to an officer, under the 2007 Stock Option Plan, for services rendered valued at $58,000, fair value.

During January 2009, the Company issued 100,000 shares of common stock for legal services to a related party valued at $25,000, to settle accounts payable for $10,000 and $15,000 for legal services.

During January 2009, the officers, directors, and employees of the Company were each given the right to purchase from the Company’s 2007 Employee Stock Plan up to 40,000 shares of common stock at a purchase price of $.25 per share, 400,000 shares in the aggregate, all of which were valued at $132,058, fair value using the Black-Scholes Option Pricing Formula. The rights to purchase vested immediately. A total of 180,550 shares were purchased pursuant to the rights to purchase with total proceeds of $35,138 and a common stock receivable of $10,000 which was paid in May, 2009. The rights to purchase the remaining 219,450 shares expired on January 31, 2009.

At December 31, 2008 the Company had accrued officer salaries and payroll taxes of $98,205. On February 19, 2009, two officers, who are also shareholders, agreed to waive their rights to unpaid wages and salary amounting to $52,129. Accordingly in the first quarter 2009, the accrued expense was adjusted from $98,205 to $42,088 with the $52,129 treated as contributed capital and $3,988 reversed from payroll taxes.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $9,583. The options are still outstanding as of December 31, 2011.

During June 2009, in accordance to private placement memorandum, the Company issued 2,479,500 shares of common stock for proceeds of $855,000 dated June 10, 2009. Pursuant to the terms of the offering, up to 18 units were offered at the offering price of $50,000 per unit, with each unit comprised of 145,000 shares to purchase at $0.34 per share.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 is $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. As of December 31, 2011, warrants to purchase 454,000 shares of common stock are still outstanding.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. The option is still outstanding as of December 31, 2011.

During June 2009, the Company issued 145,000 shares of common stock for legal services to a related party valued at $50,000, to settle accounts payable for $35,000 and $15,000 for legal services.

During June 2009, the Company issued 116,000 shares of common stock for accounting services valued at $40,000, fair value. The Company recognized $40,000 of accounting expense for the year ending December 31, 2009.

During July 2009, the Company issued 100,000 shares of common stock for investor relation services valued at $75,000, fair value vesting 25,000 shares each quarter commencing July 1, 2009. The investor relation expense recognized during 2010 and 2009 is $37,500 and $37,500. For the year ending December 31, 2011 and 2010, the Company recognized $0 and $37,500 of investor relation expense.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company’s full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years. The warrant expires in 5 years. During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. The consulting expense recognized during 2010 is $580,167. For the year ending December 31, 2011 and 2010, the Company recognized $306,765 and $580,167 of expense. The warrant to purchase 487,500 shares of common stock is still outstanding as of December 31, 2011.

In March 2010, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $279,045, fair value, vesting immediately. The warrant expires in 3 years. The consulting expense recognized during 2010 is $214,063. For the year ending December 31, 2011 and 2010, the Company recognized $64,983 and $214,063 of expense. In June and July 2010, the warrant was fully exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $131,075, fair value. These options expire in 5 years and vest in equal installments of 12,500 over the next two years commencing August 1, 2010. The expense recognized during 2010 is $27,434. For the year ending December 31, 2011 and 2010, the Company recognized $65,447 and $27,434 of expense. The options are still outstanding as of December 31, 2011.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010. Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012. The warrants to purchase 375,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2011.

Effective July 8, 2010, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 3,500,000 to 6,500,000 shares.

During August 2010, the Company issued 4,800 shares of common stock for investor relations services valued at $6,000, fair value. The Company recognized $6,000 of investor relations expense for the year ending December 31, 2010.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $283,787, fair value. These options expire in 5 years with 125,000 vesting on December 13, 2010 and 125,000 vesting on June 13, 2011. The expense recognized during 2009 and 2010 is $0 and $156,707. For the year ending December 31, 2011 and 2010, the Company recognized $127,080 and $156,707 of expense. The options are still outstanding as of December 31, 2011.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 35,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $39,730, fair value. These options expire in 5 years and vest on December 13, 2010. The expense recognized during 2010 is $39,730. The options are still outstanding as of December 31, 2011.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $340,545, fair value. These options expire in 5 years and vest 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011. The consulting expense recognized during 2010 is $89,565. For the year ending December 31, 2011 and 2010, the Company recognized $85,056 and $89,565 of expense. The options are still outstanding as of December 31, 2011.

In November 2010, 5,000 shares of common stock were issued for investor relation services valued at $4,650, fair value. The Company recognized $4,650 of investor relations expense for the year ending December 31, 2010.

During December 2010, the Company issued 10,000 shares of common stock for investor relations services valued at $12,000, fair value. The Company recognized $12,000 of investor relations expense for the year ending December 31, 2010.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. For the year ending December 31, 2011, the Company recognized $10,453 of expense. The warrants are still outstanding as of December 31, 2011.

In January 2011, the Company issued a warrant to purchase 25,000 shares of common stock for research and development at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $26,132, fair value. These warrants expire in 3 years and vest immediately. For the year ending December 31, 2011, the Company recognized $26,132 of expense. The warrants are still outstanding as of December 31, 2011.

During March 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. For the year ending December 31, 2011, the Company recognized $14,500 of investor relations expense.

During April 2011, the Company issued warrants to purchase 150,000 shares of common stock at a purchase price of $1.18 per share for accounting services rendered commencing January 1, 2011. The warrant was valued at $146,425 using the Black-Scholes Option Pricing Formula, vesting 37,500 immediately and the remaining on equal monthly installments of 9,375 over the next twelve months expiring in 5 years. The expense is being recognized based on service terms of the agreement over a sixteen month period. For the year ending December 31, 2011, the Company recognized $109,820 of expense. The warrants are still outstanding as of December 31, 2011.

In May 2011, the board of directors approved a grant to a new outside director of an option to purchase up to 200,000 shares of common stock at a purchase price of $1.12 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $193,686, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. For the year ending December 31, 2011, the Company recognized $79,702 of expense. As of December 31, 2011, options to purchase 200,000 shares of common stock are still outstanding.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. On June 23, 2011, the institutional investor purchased 185,185 shares of common stock for proceeds of $200,000. The Company issued 3,017 shares of common stock as additional commitment fee, valued at $3,470, fair value, leaving 298,642 in reserve for additional commitment fees.

During June 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $10,400, fair value. For the year ending December 31, 2011, the Company recognized $10,400 of investor relations expense.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011. For the year ending December 31, 2011, the Company recognized $17,204 of expense. As of December 31, 2011, options to purchase 150,000 shares of common stock are still outstanding.

During September 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. For the year ending December 31, 2011, the Company recognized $14,500 of investor relations expense.

During 2011, the Company issued 2,018 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $2,163, fair value. For the year ending December 31, 2011, the Company recognized $2,163 of expense.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011. Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share. The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2011.

In November 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $0.63 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $78,764, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning February 1, 2012. For the year ending December 31, 2011, the Company recognized $4,384 of expense. As of December 31, 2011, options to purchase 150,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to the member of its board of directors serving as the Company’s non-executive chair of the board of directors of an option to purchase up to 250,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $205,197, fair value. The option expires in 5 years and vests 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. For the year ending December 31, 2011, the Company recognized $53,124 of expense. As of December 31, 2011, options to purchase 250,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 150,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $158,415, fair value. The warrant expires in 5 years and vests 37,500 immediately and the remaining in annual equal monthly installments of 9,375 over the next year. For the year ending December 31, 2011, the Company recognized $1,288 of expense. As of December 31, 2011, warrants to purchase 150,000 shares of common stock are still outstanding.